Stockholders’ Equity (Details) $ / shares in Units, Token in Millions																													1 Months Ended									2 Months Ended	3 Months Ended							6 Months Ended			9 Months Ended	12 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares		Mar. 31, 2026 USD ($)	Feb. 26, 2026 USD ($) $ / shares shares	Feb. 24, 2026	Feb. 17, 2026 shares	Jan. 15, 2026 USD ($) shares	Jan. 02, 2026 USD ($) shares	Dec. 23, 2025 USD ($) shares	Dec. 22, 2025 shares	Nov. 13, 2025 USD ($) $ / shares shares	Oct. 09, 2025 USD ($) Token shares	Sep. 30, 2025 USD ($) shares	Sep. 26, 2025	Sep. 19, 2025 USD ($) $ / shares	Sep. 04, 2025 USD ($) $ / shares shares	Aug. 28, 2025 $ / shares shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2025 shares	May 31, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 19, 2024 shares	Dec. 18, 2024 USD ($) $ / shares shares	Dec. 16, 2024 USD ($) shares	Nov. 30, 2024 USD ($) $ / shares shares	Nov. 08, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Feb. 28, 2026 USD ($) shares	Feb. 04, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares	Aug. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	May 31, 2025 USD ($) shares	Apr. 30, 2025 USD ($) shares	Feb. 28, 2025 USD ($) shares	Nov. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares		Mar. 31, 2026 USD ($) shares		Jun. 30, 2025 USD ($) shares		Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares		Sep. 30, 2024 USD ($)	Aug. 05, 2026 $ / shares	Jul. 20, 2026 shares	May 17, 2026 $ / shares	Nov. 25, 2025 $ / shares	Jul. 30, 2025 shares	Nov. 13, 2024 $ / shares	Oct. 24, 2024 shares
Stockholders’ Equity (Details) [Line Items]
Purchase unit					400
Aggregate purchase amount					$ 200
Purchase unit price					$ 50,000
Number of share (in Shares) | shares					1
Warrants to purchase (in Shares) | shares																		250,000
Price per share (in Dollars per share) | $ / shares																		$ 4.4									$ 2
Percentage of number of shares issuable upon conversion of shares					150.00%
Number of units sold (in Shares) | shares					200
Proceeds from Issuance of Common Stock																																													$ 478,000
Aggregate units					200
Investments					$ 10,000,000
Offering price (in Dollars per share) | $ / shares		$ 456.25			$ 1																																		$ 456.25							$ 456.25												$ 2.39
Consecutive days					10 days
Preferred stock value issued			[1]																																					[1]							[1]
Common stock share right to purchase (in Shares) | shares																																																									50,000,000
Purchase price percentage						7.50%
Issuance of common stock (in Shares) | shares																													5,512																	14,800
Cash payment																																																		$ 300,000
Sell of common shares																$ 250,000,000
Common per share (in Dollars per share) | $ / shares		$ 0.0001																				$ 0.0001																	$ 0.0001						$ 0.0001	$ 0.0001				$ 0.0001
Value of common stock	[2]
Common stock voting rights																																																		one
Common stock shares authorized | shares		150,000,000																				150,000,000																	150,000,000						150,000,000	150,000,000				150,000,000
Preferred stock, shares authorized | shares		15,000,000																				15,000,000																	15,000,000						15,000,000	15,000,000				15,000,000
Preferred stock par value (in Dollars per share) | $ / shares		$ 0.0001																				$ 0.0001																	$ 0.0001						$ 0.0001	$ 0.0001				$ 0.0001
Carrying value (in Dollars)																												$ 270,563,000
Due to affiliates (in Dollars)		$ 6,059,000																				$ 1,167,000																	$ 6,059,000						$ 1,167,000	$ 6,059,000				$ 3,117,000
Carrying value (in Dollars)																																																				(3,900,000)
Purchase price discount percentage																										5.00%											5.00%
Issuance costs (in Dollars)																																					$ 36,281,000
Shares fair value (in Dollars)																																													1,364,000
Share-based compensarion expense (in Dollars)																																													6,000	$ 0		$ 178,000		18,825,000		230,000
Professional fees (in Dollars)																																													3,106,000					7,645,000		$ 5,987,000
Price per unit (in Dollars per share) | $ / shares																																																							$ 55.375
Number of days															10 years			10 years
Warrant units exercised | shares																																														27,491
Conversion common stock | shares																				260,300
Share value (in Dollars)																																							$ 2,139,000		$ 3,153,000		$ 781,000							$ 1,792,000
Convertible value								$ 3,250,000
Price per share (in Dollars per share) | $ / shares																																																		$ 2
Limitation blocker rate																																																		9.90%
Issuance value stock issued (in Dollars)																																																			[3]
Estimated shares issued (in Dollars)																															$ 18,648,000
Director [Member]
Stockholders’ Equity (Details) [Line Items]
Professional fees (in Dollars)																									$ 959,100,000
Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregate units					200
Investments					$ 10,000,000
Offering price (in Dollars per share) | $ / shares					$ 1
Consecutive days					10 days
Convertible value								$ 3,250,000,000
Shares converted | shares							1,625,000
Loans Payable [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares																												8,767
Value of common stock																												$ 613,410,000
Proceed from related party (in Dollars)																												$ 342,847,000
December Two Thousand Twenty Three [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares																												94,710
Value of common stock																												$ 6,627,315,000
Due to affiliates (in Dollars)																												2,727,061,000
Carrying value (in Dollars)																												$ 3,900,254,000
December 2024 Note [Member]
Stockholders’ Equity (Details) [Line Items]
Estinguishment of estimated amount (in Dollars)																																	$ 260,000	$ 260,000
First Tranche [Member] | Synthetic Darwin LLC [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued upon exercise of option | shares													147,710
Number of tokens (in Token) | Token													50
Issuance value stock issued (in Dollars)													$ 1,000,000
Second Tranche [Member] | Synthetic Darwin LLC [Member]
Stockholders’ Equity (Details) [Line Items]
Value of common stock													$ 3,360,000
Shares issued upon exercise of option | shares													375,000
Number of tokens (in Token) | Token													50
Old Nukk Equity Incentive Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares																												5,629
Value of common stock																												$ 213,386,000
2024 Incentive Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Issued stock grants | shares																									1,337,500
Value stock grants (in Dollars)																									$ 1,859,125,000
Related Party [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted shares | shares										105,000		105,000
Restricted share price (in Dollars)										$ 509,000		$ 509,000
Consultant [Member]
Stockholders’ Equity (Details) [Line Items]
Share-based compensarion expense (in Dollars)																									$ 900,025,000
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 2.13																																					$ 2.13							$ 2.13				$ 0.0125
Beneficial ownership percentage																																														9.90%				9.90%
Common stock share right to purchase (in Shares) | shares		1																																					1							1				1
Common per share (in Dollars per share) | $ / shares																																																		$ 0.0001
Value of common stock													$ 3,132,000
Warrant units exercised | shares																																																		6,315,177
Restricted shares | shares																	15,957
Common Warrant Liability [Member]
Stockholders’ Equity (Details) [Line Items]
Gross proceeds																																														$ 10,000,000
Change in fair value		$ 124,387,000		$ 43,503,000																																										$ 25,429,000
August 2024 Note [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued upon exercise and conversion | shares																																243,155
Share value (in Dollars)																																$ 1,012,000
Private Placement Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																																																		$ 6
Issuance of common stock (in Shares) | shares																							230,000													125,000
Cash payment																																											$ 800,000
Value of common stock																			$ 27,923,000																$ 157,000	$ 3,056,000
Number of days																							75 days																											75 days
Warrant units exercised | shares																																						2,499,999
Preferred stock percentage																																																		1.50%
August 2024 Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued upon exercise and conversion | shares																																123,860
September 2025 Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregate purchase amount																	$ 10,000,000
Purchase unit price																	$ 50,000
Number of units																	200
Price per share (in Dollars per share) | $ / shares																	$ 4.89
November 2024 Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock share right to purchase (in Shares) | shares													351,424
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares																						200,000							24,800	6,945											2,439	[4]
Common per share (in Dollars per share) | $ / shares												$ 0.0001
Value of common stock																						$ 0						$ 1,802,215,000														[2]
Total proceeds for common stock																													$ 1,322,000	$ 2,208,000
Issuance of shares | shares																																																		310,000
Shares fair value (in Dollars)	[3]
Issued stock grants | shares												3,950,000
Shares issued upon exercise of option | shares																																											674	[4]						85,710
Shares issued upon exercise and conversion | shares																																							33,395	[4]	13,000	[4]	2,082	[4]						503,455
Share value (in Dollars)																																										[2]		[2]							[3]
Issuance value stock issued (in Dollars)																																												[2]							[3]
Issued shares employees | shares																																													690,000
Common Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares								1,850,000	73,170
Common per share (in Dollars per share) | $ / shares																																																					$ 0.0001
Common stock shares authorized | shares																																																						150,000,000
Price per unit (in Dollars per share) | $ / shares					$ 0.0001
Common Stock [Member] | December 2024 Note [Member]
Stockholders’ Equity (Details) [Line Items]
Value of common stock																																	$ 520,000	$ 520,000
Conversion common stock | shares																																	260,300	260,300
Common Stock [Member] | 2025 Equity Incentive Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Issued shares employees | shares											3,370,000	3,370,000
Common Stock [Member] | 2025 Equity Incentive Plan [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Issued shares employees | shares																															475,000
Common Stock [Member] | Related Party [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares																																				83,333
Warrant units exercised | shares																																				83,333
Common Stock [Member] | Consultant [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued upon exercise of option | shares																			85,710		85,710
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants to purchase (in Shares) | shares					35,211
Price per share (in Dollars per share) | $ / shares		$ 0.01			$ 0.0001																																		$ 0.01							$ 0.01
Common per share (in Dollars per share) | $ / shares																	$ 0.0001
Common Stock [Member] | Private Placement Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares																			4,899,166
Common Stock [Member] | Private Placement Warrant [Member] | Related Party [Member]
Stockholders’ Equity (Details) [Line Items]
Purchase price (in Dollars per share) | $ / shares																																																		$ 6
Common Stock [Member] | September 2025 Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Shares converted | shares																	10,224
Common Stock [Member] | Public Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted shares | shares													377,432
Common Stock [Member] | June 2024 Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock share right to purchase (in Shares) | shares													150,000
Common Stock [Member] | August 2025 Pre-funded Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted shares | shares													1,702,070
Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Value of common stock
Shares fair value (in Dollars)
Share value (in Dollars)
Issuance value stock issued (in Dollars)
Issued shares employees | shares
Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized | shares																																																						15,000,000
Securities Purchase Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Filing days																																														45 days
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Filing days						45 days
Registration Rights Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Purchase price percentage		1.50%																																					1.50%							1.50%
Registration Rights Agreement [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Purchase price percentage						1.50%
ELOC Purchase Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Common per share (in Dollars per share) | $ / shares																$ 0.0001
Securities Purchase Agreement One [Member]
Stockholders’ Equity (Details) [Line Items]
Proceeds from Issuance of Common Stock																																					$ 231,765,000
Sale of shares | shares																																					110,707
Purchase price (in Dollars per share) | $ / shares																										$ 2.09456											$ 2.09456
Securities Purchase Agreement Two [Member]
Stockholders’ Equity (Details) [Line Items]
Proceeds from Issuance of Common Stock																																					$ 246,030,000
Sale of shares | shares																																					138,556
Purchase price (in Dollars per share) | $ / shares																										$ 1.7765											$ 1.7765
Exit and Settlement Agreement [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of shares | shares																											140,100
Shares fair value (in Dollars)																											$ 108,344,000
Share-based compensarion expense (in Dollars)																											$ 325,032,000
New Joint Venture Agreement [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares														310,000
Value of common stock														$ 1,144,000
Pre-Funded Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																																																		$ 0.0001
Conversion price (in Dollars per share) | $ / shares																																																		$ 2.13
Issuance of common stock (in Shares) | shares																																				83,333
Warrant units exercised | shares																																						1,353,333
Pre-Funded Warrants [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Convertible shares (in Shares) | shares		23,474																																					23,474							23,474				23,474
Pre-Funded Warrants [Member] | Common Stock [Member] | Related Party [Member]
Stockholders’ Equity (Details) [Line Items]
Purchase price (in Dollars per share) | $ / shares																																																		$ 0.0001
Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Offering price (in Dollars per share) | $ / shares		$ 10																																					$ 10							$ 10										$ 10
Percentage of gross proceeds raised in private placement						3.50%
Private Placement [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Purchase price percentage						7.50%
Percentage of gross proceeds raised in private placement						3.50%
Private Placement [Member] | Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																																																		$ 15,957
Private Placement [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregate units					400
Two Thousand and Twenty Four Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock share right to purchase (in Shares) | shares																								1
Issuance of common stock (in Shares) | shares																								1,666,666
Value of common stock																								$ 9,999,996,000
Price per unit (in Dollars per share) | $ / shares																								$ 6
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Market trading value					$ 900,000
Common stock shares authorized | shares																																																											150,000,000
Maximum [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Market trading value					900,000,000
Maximum [Member] | Common Warrant Liability [Member]
Stockholders’ Equity (Details) [Line Items]
Change in fair value																																														$ 98,958,000
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Market trading value					900,000
Common stock shares authorized | shares																																																											40,000,000
Minimum [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Market trading value					$ 900,000,000
Minimum [Member] | Common Warrant Liability [Member]
Stockholders’ Equity (Details) [Line Items]
Change in fair value																																							$ 80,884,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares					$ 0.0001
Proceeds from Issuance of Common Stock					$ 10,000,000
Redeemable price percentage																																														105.00%				105.00%
Beneficial ownership percentage																																														9.90%				9.90%
Preferred stock votes																																														10,000				10,000
Liquidation preference		$ 50,000,000																																					50,000,000							$ 50,000,000				$ 50,000,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Price per unit (in Dollars per share) | $ / shares					$ 0.0001
Series B Preferred Stock [Member] | Common Warrant Liability [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock value issued		15,429,000																																					15,429,000							15,429,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock value issued		$ 50,000,000																																					$ 50,000,000							50,000,000
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares									585
Value of common stock																																														$ 8,545,000
Shares converted | shares							13,000
Common Stock [Member] | Pre-Funded Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares		$ 2.13																																					$ 2.13							$ 2.13
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares									19,512
Commitment Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares									2,439
Value of common stock									$ 1,250,000							$ 1,250,000
Commitment Shares [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares									304,878
Value of common stock									$ 1,250,000
Common Stock Issuances [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares																									1,337,500	319,952		47,533																					361,531
Value of common stock																										$ 771,085,000																							$ 1,880,000
Carrying value (in Dollars)																										$ 771,085,000
Common Stock Issuances [Member] | Director [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares																									690,000
Common Stock Issuances [Member] | Consultant [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares																									647,500
Common Stock Issuances [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares																																			12,500
Restricted Stock [Member] | September 2025 Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted share | shares																	1
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares																	$ 0.0001
Preferred stock percentage																																																		105.00%
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of common stock (in Shares) | shares									2,439,000
Series A Convertible Preferred Stock [Member] | September 2025 Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Convertible value																	$ 50,000

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.
[3]	Less than $1 thousand.
[4]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).